Tax Matters - Deferred Taxes Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Beginning balance, deferred tax assets	€ 5,616	€ 6,416
Additions	1,080	952
Disposals	(1,877)	(1,697)
Transfers	21	2
Translation differences and hyperinflation adjustments	42	(36)
Company movements and others	2	(21)
Ending balance, deferred tax assets	4,884	5,616
Deferred tax liabilities
Beginning balance, deferred tax liabilities	2,602	2,620
Additions	685	499
Disposals	(400)	(472)
Transfers	(30)	(60)
Translation differences and hyperinflation adjustments	184	42
Company movements and others	26	(27)
Ending balance, deferred tax liabilities	€ 3,067	€ 2,602